Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule Of Related Party Transactions [Table Text Block]
Pursuant to the terms of the Advisory Agreement and the Management Agreement, summarized below are the related party amounts payable to our Former Advisor and the Manager, as of June 30, 2014 and December 31, 2013.

	June 30, 2014	December 31, 2013
Amounts Payable to the Former Advisor under our Prior and Terminated Advisory Agreement
Asset management and oversight fees	$404,147	$966,396
Acquisition fees and disposition fees	739,978	801,169
Financing fees	35,670	35,670
Reimbursable operating expenses	3,178	295,146
Reimbursable offering costs	16,116	193,112
Reimbursable organizational costs	—	49,931
Total to the Former Advisor	$1,199,089	$2,341,424
Amounts Payable to the Manager under the New Management Agreement
Base management fee	217,965	—
Total related-party amounts payable to Former Advisor and Manager	$1,417,054	$2,341,424

Pursuant to the terms of the Advisory Agreement, summarized below are the related party amounts payable to the Advisor, as well as other affiliates, as of December 31, 2013 and 2012. During the year ended December 31, 2013, the Company paid the Advisor approximately $645,000 of its outstanding accounts payable and has recorded a receivable of approximately $508,000 due from the Advisor for previously reimbursed organizational and offering costs.

	December 31, 2013	December 31, 2012
Asset management and oversight fees	$966,396	$426,938
Acquisition fees	801,169	322,440
Financing fees	35,670	5,891
Reimbursable operating expenses	295,146	431,850
Reimbursable offering costs	193,112	197,300
Reimbursable organizational costs	49,931	49,931
Other	17,748	388,217
Total related-party amounts payable	$2,359,172	$1,822,567